OPERATING LEASE (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2021 USD ($)	Sep. 21, 2020 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) ft²	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Operating Lease
Number of rentable square feet of building | ft²					100,000		100,000
Lease terms description					88 months		The building lease term is for 88 months commencing on September 21, 2020 at a rent of $50,000 per month including taxes, insurance and common area maintenance until December 31, 2020. Beginning January 1, 2021, the rent adjusted to $80,000 per month on a triple net basis and shall increase at an annual rate of 3% per annum until December 31, 2027.
Lease term		88 months
Lease commencement date		Sep. 21, 2020
Rent per month	$ 80,000	$ 50,000
Percentage of rent increase in annual rate					3.00%		3.00%
Operating lease costs			$ 271,542	$ 258,392	$ 533,910	$ 516,785	$ 1,042,346	$ 1,033,570
Remaining lease term			54 months		54 months		59 months 24 days
Lease discount rate			7.00%		7.00%		7.00%